Label	Element	Value
Financial instruments credit-impaired [member]
Disclosure Of Valuation And Qualifying Accounts [Text Block]	bp_DisclosureOfValuationAndQualifyingAccountsTextBlock	Valuation and qualifying accounts

						$ million
		2020		2019		2018
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	509	249	416	235	335	314
Adjustment on adoption of IFRS 9	—	—	—	—	115	(85)
At 1 January – IFRS 9	509	249	416	235	450	229
Charged to costs and expenses	214	103	206	28	30	10
Charged to other accounts[a]	2	—	(2)	—	(12)	(1)
Deductions	(170)	(166)	(111)	(14)	(52)	(3)
At 31 December	555	186	509	249	416	235
[a] Principally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances. The adjustment on adoption of IFRS 9 relates to the additional loss allowance required by IFRS 9's expected credit loss model. The expected credit loss allowance comprises $456 million (2019 $414 million, 2018 $327 million) relating to receivables that were credit-impaired at the end of the year and $99 million (2019 $95 million, 2018 $89 million) relating to receivables that were not credit-impaired at the end of the year. Whilst credit risk has increased since 31 December 2019, there has also been a significant reduction in the group's trade and other receivables balance. Therefore, the total expected credit loss allowances recognized as at 31 December 2020 have not significantly increased during the year.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities. The adjustment on adoption of IFRS 9 primarily relates to amounts provided against investments in equity instruments that were held at cost less impairment losses under IAS 39 but that are classified as measured at fair value through profit or loss under IFRS 9.
In addition to the amounts presented above, expected loss allowances on cash and cash equivalents classified as measured at amortized cost totalled $11 million (2019 $11 million). For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 29.
		Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply.
Treasury Shares Held In Employee Share-based Payment Plans [Member] | UNITED STATES
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	15,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	2,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	72,000
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury shares	ifrs-full_TreasuryShares	0
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury Shares Held By Parent [Member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,163,077,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,105,157,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,264,732,000
Treasury shares	ifrs-full_TreasuryShares	$ 316,000,000
Treasury shares	ifrs-full_TreasuryShares	275,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 290,000,000
Treasury Shares Held In Employee Share Ownership Plans [Member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	82,491,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	161,518,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	133,707,000
Treasury shares	ifrs-full_TreasuryShares	$ 40,000,000
Treasury shares	ifrs-full_TreasuryShares	33,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 21,000,000